Subsequent Events - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 14, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 28, 2020
Subsequent Event [Line Items]
Stock options granted (in shares)				1,976,750	1,136,650	960,525
2014 Equity Incentive Plan | Subsequent Event
Subsequent Event [Line Items]
Stock options granted (in shares)		568,675
Restricted stock awards granted (in shares)		1,027,825
Mylan Ireland Limited | Subsequent Event
Subsequent Event [Line Items]
One-time cash milestone payment that counterparty is obligated to pay							$ 30,000,000
Senior Unsecured Obligations | Subsequent Event
Subsequent Event [Line Items]
Principal amount of notes	$ 287,500,000
Stated interest rate (percent)	1.75%
Net proceeds from issuance of senior unsecured debt obligations	$ 278,400,000
Sinking fund amount	0
Debt proceeds used to pay the cost of certain capped call transactions	$ 28,900,000
Teoxane Agreement
Subsequent Event [Line Items]
Issuance of common stock in connection with the Teoxane Agreement (in shares)		2,500,000
Collaborative agreement, contractual period		10 years	10 years
Teoxane Agreement | Subsequent Event
Subsequent Event [Line Items]
Issuance of common stock in connection with the Teoxane Agreement (in shares)		2,500,000
Collaborative agreement, contractual period		10 years
Contractual extension period		2 years